                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     02/16/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                4
                                        -----------
Form 13F Information Table Entry Total:         222
                                        -----------
Form 13F Information Table Value Total: $ 1,043,470
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   --------------------    ----
 1    28-6647                 Markel Corporation
 2    28-6745                 Evanston Insurance Company
 3    28-10352                Essex Insurance Company
 4    To Be Assigned          Markel International Insurance Company Limited

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                December 31, 2003

                                                                                                                   Voting
                                                                                                                  Authority
                             Title of                Value     Shares      Sh/  Put   Invstmt   Others  ---------------------------
        Name of Issuer       Class       CUSIP      (x$100)    Prn Amt     Prn  Call  Dscretn  Managers   Sole      Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            COM      002824100        1095       23500   SH          Other          1,4            23500
                                                          634       13600   SH          Other            1            13600
Ace Limited                    COM      G0070K103        5617      135600   SH          Other          1,3           135600
                                                          372        9000   SH          Other            1             9000
Aflac                          COM      001055102        2352       65000   SH          Other          1,2            65000
                                                         2171       60000   SH          Other          1,3            60000
                                                         2533       70000   SH          Other          1,4            70000
                                                         3067       84800   SH          Other            1            84800
Allied Capital Corp.           COM      019033109        4057      145500   SH          Other          1,2           145500
                                                          279       10000   SH          Other          1,3            10000
                                                         2294       82265   SH          Other          1,4            82265
                                                         5847      209750   SH          Other            1           209750
Allstate Corp.                 COM      020002101          81        1886   SH          Other          1,2             1886
                                                          135        3144   SH          Other          1,3             3144
Altria Group Inc.              COM      02209S103        6454      118600   SH          Other            1           118600
American Express               COM      025816109        6607      137000   SH          Other          1,2           137000
                                                          482       10000   SH          Other          1,3            10000
                                                        10664      221100   SH          Other            1           221100
Anheuser Busch                 COM      035229103       26981      512175   SH          Other          1,2           512175
                                                         6322      120000   SH          Other          1,3           120000
                                                         5268      100000   SH          Other          1,4           100000
                                                        22123      419945   SH          Other            1           419945
Astoria Financial              COM      046265104        1488       40000   SH          Other          1,2            40000
Automatic Data Processing      COM      019411107        6338      160000   SH          Other          1,2           160000
                                                         1188       30000   SH          Other          1,3            30000
                                                         2008       50700   SH          Other          1,4            50700
                                                         3316       83706   SH          Other            1            83706
Bank One                       COM      06423A103         456       10000   SH          Other          1,3            10000
                                                          912       20000   SH          Other          1,4            20000
                                                          456       10000   SH          Other            1            10000
Bank of New York               COM      064057102        5796      175000   SH          Other          1,2           175000
                                                         1656       50000   SH          Other          1,3            50000
                                                         1490       45000   SH          Other          1,4            45000
                                                         4356      131500   SH          Other            1           131500
Baxter International           COM      071813109         610       20000   SH          Other          1,2            20000
                                                          916       30000   SH          Other          1,3            30000
                                                         1837       60200   SH          Other            1            60200
Berkshire Hathaway Class B     COM      084670207       48812       17340   SH          Other          1,2            17340
                                                         7038        2500   SH          Other          1,3             2500
                                                         5377        1910   SH          Other          1,4             1910
                                                        27775        9867   SH          Other            1             9867
Berkshire Hathaway, Inc.       COM      10382K102       21062         250   SH          Other          1,2              250
                                                        10110         120   SH          Other          1,3              120
                                                         8004          95   SH          Other          1,4               95
                                                        18535         220   SH          Other            1              220

                                                                                                                     Voting
                                                                                                                     Authority
                                Title of               Value        Shares/   Sh/  Put/   Invstmt  Other        --------------------
Name of Issuer                  Class       CUSIP     (x$1000)      Prn Amt   Prn  Call   Dscretn  Managers     Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb            COM       110122108          3003      105000  SH            Other          1,3        105000
                                                              867       30300  SH            Other          1,4         30300
                                                              643       22500  SH            Other            1         22500
Brown & Brown                   COM       115236101           483       14805  SH            Other          1,2         14805
                                                              261        8009  SH            Other          1,3          8009
                                                             2772       85000  SH            Other            1         85000
Brown Forman Class A            COM       115637100          1115       11500  SH            Other          1,2         11500
                                                              776        8000  SH            Other          1,3          8000
                                                             4906       50600  SH            Other          1,4         50600
                                                             7050       72730  SH            Other            1         72730
Carmax                          COM       143130102         27172      878500  SH            Other          1,2        878500
                                                             4485      145000  SH            Other          1,3        145000
                                                             5610      181386  SH            Other          1,4        181386
                                                            21664      700409  SH            Other            1        700409
Cedar Fair LP                   COM       150185106           504       16400  SH            Other            1         16400
Centerpoint Property Trust      COM       151895109         18380      245400  SH            Other          1,2        245400
                                                             4494       60000  SH            Other          1,3         60000
                                                            17602      235000  SH            Other            1        235000
Cincinnati Financial            COM       172062101          7098      170000  SH            Other          1,2        170000
                                                             6461      154750  SH            Other          1,3        154750
                                                             1044       25000  SH            Other          1,4         25000
                                                             8360      200270  SH            Other            1        200270
Clear Channel Communications    COM       184502102           468       10000  SH            Other          1,4         10000
Comcast                         COM       20030N101          2131       65000  SH            Other          1,2         65000
                                                             1312       40000  SH            Other          1,3         40000
                                                              656       20000  SH            Other          1,4         20000
                                                             3253       99200  SH            Other            1         99200
Corus Bankshares                COM       220873103          2264       73000  SH            Other          1,2         73000
                                                             2420       78000  SH            Other            1         78000
Cox Communications              COM       224044107           344       10000  SH            Other          1,4         10000
Crescent Real Estate-REIT       COM       225756105           171       10000  SH            Other            1         10000
Diageo PLC                      COM       25243Q205         23787      450000  SH            Other          1,2        450000
                                                            11708      221500  SH            Other          1,3        221500
                                                            10757      203500  SH            Other          1,4        203500
                                                            11758      222420  SH            Other            1        222420
Exxon Mobil Corporation         COM       30231G102          2050       50000  SH            Other          1,2         50000
                                                             2870       70000  SH            Other          1,3         70000
                                                             4092       99800  SH            Other          1,4         99800
                                                             1958       47772  SH            Other            1         47772
Federated Investors Inc.        COM       314211103           587       20000  SH            Other          1,2         20000
                                                              587       20000  SH            Other          1,3         20000
                                                             3083      105000  SH            Other            1        105000
Forest City Enterprises         COM       345550107         14771      310900  SH            Other          1,2        310900
                                                             2376       50000  SH            Other          1,3         50000
                                                              727       15300  SH            Other          1,4         15300
                                                             2745       57800  SH            Other            1         57800
Gannett Company                 COM       364730101          8916      100000  SH            Other          1,2        100000
                                                             1783       20000  SH            Other          1,3         20000
                                                             3745       42000  SH            Other          1,4         42000
                                                             1201       13467  SH            Other            1         13467

                                                                                                                     Voting
                                                                                                                     Authority
                                Title of               Value        Shares/   Sh/  Put/   Invstmt  Other        --------------------
Name of Issuer                  Class       CUSIP     (x$1000)      Prn Amt   Prn  Call   Dscretn  Managers     Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                COM       369550108          9491      105000  SH            Other          1,2         105000
                                                             1808       20000  SH            Other          1,3          20000
                                                             1808       20000  SH            Other          1,4          20000
                                                             5093       56350  SH            Other            1          56350
General Electric                COM       369604103           381       12300  SH            Other            1          12300
Golden West Financial           COM       381317106          5160       50000  SH            Other          1,2          50000
                                                             1032       10000  SH            Other          1,3          10000
                                                             3096       30000  SH            Other          1,4          30000
                                                             6703       64965  SH            Other            1          64965
H&R Block                       COM       093671105          4430       80000  SH            Other          1,2          80000
                                                             1107       20000  SH            Other          1,4          20000
                                                             2879       52000  SH            Other            1          52000
Harrah's Entertainment          COM       413619107          1493       30000  SH            Other          1,3          30000
                                                             5972      120000  SH            Other          1,4         120000
                                                             7959      159900  SH            Other            1         159900
International Game Tech.        COM       459902102           286        8000  SH            Other            1           8000
International Speedway          COM       460335201          5008      112700  SH            Other          1,2         112700
                                                             2444       55000  SH            Other          1,3          55000
                                                             3333       75000  SH            Other          1,4          75000
                                                             5480      123300  SH            Other            1         123300
Interpublic Group               COM       460690100          1061       68000  SH            Other          1,2          68000
                                                              936       60000  SH            Other          1,3          60000
                                                              671       43000  SH            Other          1,4          43000
                                                             1709      109600  SH            Other            1         109600
Investors Title Company         COM       461804106          1309       42200  SH            Other          1,2          42200
                                                             4732      152600  SH            Other          1,3         152600
                                                             1285       41450  SH            Other            1          41450
Johnson and Johnson             COM       478160104          1033       20000  SH            Other          1,3          20000
                                                             1405       27200  SH            Other          1,4          27200
                                                             2743       53100  SH            Other            1          53100
Kaneb Services                  COM       484173109          2725       85500  SH            Other          1,2          85500
                                                             7027      220500  SH            Other          1,3         220500
                                                             2948       92500  SH            Other          1,4          92500
                                                             2308       72400  SH            Other            1          72400
Labranche & Co.                 COM       505447102          1167      100000  SH            Other          1,2         100000
                                                              292       25000  SH            Other          1,3          25000
                                                             1167      100000  SH            Other          1,4         100000
                                                             4851      415700  SH            Other            1         415700
Lamar Communications            COM       512815101           373       10000  SH            Other          1,4          10000
Leucadia National Corp.         COM       527288104           922       20000  SH            Other          1,3          20000
                                                               28         600  SH            Other            1            600
MBIA Inc.                       COM       55262C100         11550      195000  SH            Other          1,2         195000
                                                            11550      195000  SH            Other          1,3         195000
                                                             5627       95000  SH            Other          1,4          95000
                                                             6539      110400  SH            Other            1         110400
Marriott International          COM       571903202          8547      185000  SH            Other          1,2         185000
                                                              924       20000  SH            Other          1,3          20000
                                                             2079       45000  SH            Other          1,4          45000
                                                             3945       85400  SH            Other            1          85400
Marsh & McLennan                COM       571748102         11015      230000  SH            Other          1,2         230000
                                                             5747      120000  SH            Other          1,3         120000
                                                            14511      303000  SH            Other          1,4         303000
                                                            19578      408835  SH            Other            1         408835

                                                                                                                     Voting
                                                                                                                     Authority
                                Title of               Value        Shares/   Sh/  Put/   Invstmt  Other       --------------------
Name of Issuer                  Class       CUSIP     (x$1000)      Prn Amt   Prn  Call   Dscretn  Managers     Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials       COM       573284106          1996       42500  SH            Other           1,2         42500
                                                            11747      250086  SH            Other           1,3        250086
                                                             2508       53400  SH            Other           1,4         53400
                                                             7611      162044  SH            Other             1        162044
McGraw-Hill                     COM       580645109          3622       51800  SH            Other             1         51800
Merck                           COM       58155Q103          1123       24300  SH            Other           1,4         24300
                                                             1530       33125  SH            Other             1         33125
New York Community Bank         COM       649445103          1522       40000  SH            Other           1,2         40000
Northern Trust Corp.            COM       665859104          1388       30000  SH            Other           1,2         30000
                                                              463       10000  SH            Other           1,3         10000
                                                              463       10000  SH            Other             1         10000
Penn National Gaming            COM       707569109          1433       62000  SH            Other           1,2         62000
                                                             3130      135400  SH            Other           1,3        135400
                                                              463       20000  SH            Other             1         20000
Pepsico                         COM       713448108          1552       33300  SH            Other           1,4         33300
                                                               38         800  SH            Other             1           800
Pitney Bowes Inc.               COM       724479100           406       10000  SH            Other             1         10000
Plum Creek Timber Co.           COM       729251108          2893       95000  SH            Other           1,2         95000
                                                              913       30000  SH            Other           1,3         30000
                                                             1218       40000  SH            Other           1,4         40000
                                                             5009      164487  SH            Other             1        164487
Prologis                        COM       743410102           321       10000  SH            Other           1,3         10000
RLI Corporation                 COM       749607107          3882      103624  SH            Other           1,2        103624
                                                            14856      396576  SH            Other           1,3        396576
                                                             5217      139284  SH            Other             1        139284
Reynolds & Reynolds 'A'         COM       761695105           581       20000  SH            Other           1,2         20000
                                                              290       10000  SH            Other           1,4         10000
Schering Plough                 COM       806605101           261       15000  SH            Other           1,2         15000
                                                              522       30000  SH            Other           1,3         30000
                                                              174       10000  SH            Other           1,4         10000
                                                              665       38300  SH            Other             1         38300
Service Corporation Int'l       COM       817565104          1816      337000  SH            Other             1        337000
ServiceMaster                   COM       817615107           655       56200  SH            Other           1,3         56200
                                                             3262      280000  SH            Other           1,4        280000
                                                             3104      266443  SH            Other             1        266443
State Street Corp.              COM       857477103          1042       20000  SH            Other           1,2         20000
                                                             1062       20400  SH            Other           1,4         20400
T Rowe Price Group              COM       74144T108          2371       50000  SH            Other           1,2         50000
                                                              474       10000  SH            Other           1,3         10000
                                                             1185       25000  SH            Other             1         25000
TCF Financial Corp.             COM       872275102           513       10000  SH            Other           1,3         10000
Tiffany                         COM       886547108          4294       95000  SH            Other           1,2         95000
                                                              904       20000  SH            Other           1,3         20000
                                                             1130       25000  SH            Other           1,4         25000
                                                              249        5500  SH            Other             1          5500
United Mobile Homes             COM       911024107           221       13000  SH            Other             1         13000
Valley National Bank            COM       919794107           945       32348  SH            Other           1,2         32348
                                                              805       27562  SH            Other           1,4         27562
                                                              503       17237  SH            Other             1         17237
Vulcan Materials                COM       929160109          3140       66000  SH            Other           1,2         66000
                                                             1950       41000  SH            Other           1,3         41000
                                                             1427       30000  SH            Other           1,4         30000
                                                             1747       36730  SH            Other             1         36730

                                                                                                                      Voting
                                                                                                                     Authority
                                   Title of             Value        Shares/  Sh/  Put/   Invstmt        Other    ----------------
Name of Issuer                     Class      CUSIP    (x$1000)     Prn Amt  Prn  Call   Dscretn      Managers   Sole Shared None
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Company                COM      254687106        2800     120000  SH            Other           1,2           120000
                                                             1400      60000  SH            Other           1,3            60000
                                                             1050      45000  SH            Other           1,4            45000
                                                             6680     286365  SH            Other             1           286365
Washington Post Co.                COM      939640108        2216       2800  SH            Other           1,3             2800
                                                             1504       1900  SH            Other           1,4             1900
                                                              652        825  SH            Other             1              825
Washington Real Estate Investment  COM      939653101        2789      95500  SH            Other           1,2            95500
                                                             6287     215293  SH            Other           1,3           215293
                                                             5428     185907  SH            Other             1           185907
Waste Management                   COM      94106l109        2072      70000  SH            Other           1,2            70000
                                                              296      10000  SH            Other           1,3            10000
                                                             3256     110000  SH            Other           1,4           110000
                                                             4130     139536  SH            Other             1           139536
White Mountains                    COM      G9618E107        5197      11300  SH            Other           1,2            11300
                                                             4600      10000  SH            Other           1,3            10000
                                                            13339      29000  SH            Other           1,4            29000
                                                            43695      95000  SH            Other             1            95000
XL Capital                         COM      G3242A102       27853     359160  SH            Other           1,2           359160
                                                             8429     108688  SH            Other           1,3           108688
                                                             9693     124999  SH            Other             1           124999

REPORT SUMMARY          DATA RECORDS: 222   $1,043,470    4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     02/16/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015

Form 13F File Number: 28-6745
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     02/16/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Essex Insurance Company
Address:  4521 Highwoods Parkway
          Glen Allen, VA  23060

Form 13F File Number: 28-10352
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     02/16/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Markel International Insurance Company Limited
Address:   The Markel Building
           49 Leadenhall Street
           London EC3A 2EA
           England

Form 13F File Number: To Be Assigned
                      --------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew J. Bailey
Title: Secretary
Phone: 011-44-207-953-6532

Signature, Place, and Date of Signing:

Andrew J. Bailey             London, England                  02/16/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation